Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Curasset Capital Management Core Bond Fund Founders Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.74%	0.37%
Curasset Capital Management Limited Term Income Fund Founders Class
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%	2.82%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	(1.59%)
Bloomberg US 1-3 Yr Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%	2.32%